Condensed Consolidated Statements of Cash Flows (USD $)	5 Months Ended	6 Months Ended		12 Months Ended	17 Months Ended	23 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Operating Activities
Net loss	$ (894,120)	$ (1,733,210)	$ (975,321)	$ (2,608,463)	$ (3,502,583)	$ (5,235,786)
Adjustments to net loss relating to non-cash operating items:
Depreciation and amortization	21,102	69,815	47,562	118,617	139,719	207,581
Stock based compensation	0	341,471	146,190	0	0	748,508
Warrants and options granted for services	0	0	0	407,036	407,036	0
Common stock and warrants issued to settle liabilities for services	435,160	264,332	318,744	362,482	797,642	1,061,975
Amortization of stock issued in advance of services	0	35,000	0	29,167	29,167	64,167
Changes in operating assets and liabilities:
Accounts receivable	0	(11,707)	0	0	0	(11,707)
Prepaid expenses	0	(1,701)	0	0	0	(1,701)
Other current assets	15,813	(4,790)	(49,160)	(14,687)	1,126	(6,786)
Accounts payable and accrued liabilities	196,487	(79,056)	(137,954)	(3,305)	193,182	117,176
Related party payables	47,154	(23,908)	16,185	23,088	70,242	46,334
Net Cash Used In Operating Activities	(178,404)	(1,143,754)	(633,754)	(1,686,065)	(1,864,469)	(3,010,239)
Investing Activities
Purchases of property and equipment	0	(71,121)	(4,263)	(34,865)	(34,865)	(105,986)
Net Cash Used in Investing Activities	0	(71,121)	(4,263)	(34,865)	(34,865)	(105,986)
Financing Activities
Proceeds from issuance of common shares	267,323	1,287,376	341,907	1,595,906	1,863,229	3,150,605
Grants received	0	0	676,346	676,346	676,346	676,346
Proceeds from note payable	59,942	0	0	0	59,942	59,942
Repayment of note payable - related party	(100,000)	0	(158,594)	(255,807)	(355,807)	(355,807)
Cash acquired through reverse merger	0	0	0	100	100	100
Net Cash Provided By Financing Activities	227,265	1,287,376	859,659	2,016,545	2,243,810	3,531,186
Effect of foreign exchange on cash	(1,380)	(34,144)	3,269	4,796	3,416	(28,712)
Increase (Decrease) in Cash	47,481	38,357	224,911	300,411	347,892	386,249
Cash - Beginning of Period	0	347,892	47,481	47,481	0	0
Cash - End of Period	47,481	386,249	272,393	347,892	347,892	386,249
Supplemental Disclosures of Cash Flow Information
Interest paid	0	0	0	0	0	0
Income tax paid	0	0	0	0	0	0
Non Cash Financing Activities::
Acquisition of subsidiary for Debt	1,000,000	0	0	0	1,000,000	1,000,000
Shares issuable for acquisition of intangible assets	$ 0	$ 0	$ 0	$ 1,169,943	$ 1,169,943	$ 1,169,943